SHARE-BASED COMPENSATION - Restricted Stock - General Disclosures (Details) - Unvested restricted stock awards - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Restricted stock
Forfeiture credits			$ 46
Granted (in shares)	0	0
Outstanding (in shares)	0	0